Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	€ 13	[1]	€ 2,711	[1]	€ 196	[2]
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	3		2,698		206
Other operations [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	10		13		(10)
Discontinued operations [member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	€ 13		€ 2,711		€ 196

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.